Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 1,485	$ 4,598	$ 4,403
Other comprehensive income:
Foreign currency translation adjustments	446
Other comprehensive income	446
Total comprehensive income	$ 1,931	$ 4,598	$ 4,403